SALES - Trade Receivables and Provisional Sales (Details) oz in Thousands, lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) oz lb $ / lb $ / oz	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Revenue from Contract with Customer [Abstract]
Increase (decrease) to sales from revenue recognized due to changes in final pricing | $	$ (34)	$ 32	$ 80
Gold
Disaggregation of Revenue [Line Items]
Sales subject to final pricing (in ounces or pounds) | oz	159
Sales subject to final pricing (in dollars per ounce or pound) | $ / oz	1,817
Copper
Disaggregation of Revenue [Line Items]
Sales subject to final pricing (in ounces or pounds) | lb	37
Sales subject to final pricing (in dollars per ounce or pound) | $ / lb	3.80
Silver
Disaggregation of Revenue [Line Items]
Sales subject to final pricing (in ounces or pounds) | oz	4,000
Sales subject to final pricing (in dollars per ounce or pound) | $ / oz	23.86
Lead
Disaggregation of Revenue [Line Items]
Sales subject to final pricing (in ounces or pounds) | lb	26
Sales subject to final pricing (in dollars per ounce or pound) | $ / lb	1.05
Zinc
Disaggregation of Revenue [Line Items]
Sales subject to final pricing (in ounces or pounds) | lb	74
Sales subject to final pricing (in dollars per ounce or pound) | $ / lb	1.35